UNAUDITED CONSOLIDATED AND COMBINED CARVE-OUT BALANCE SHEET (USD $) In Millions, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 130.1	$ 89.7
Accounts receivables, net	270.6	175.8
Mobilization revenue receivable – short-term	30.0	16.6
Amount due from related party	510.5	248.3
Other current assets	49.1	38.1
Total current assets	990.3	568.5
Non-current assets
Drilling units	4,491.6	3,448.3
Goodwill	2.9	0
Mobilization revenue receivable – long-term	115.8	43.7
Deferred tax assets	9.8	9.8
Other non-current assets	102.9	2.3
Total non-current assets	4,723.0	3,504.1
Total assets	5,713.3	4,072.6
Current liabilities
Current portion of long-term interest bearing debt	58.3	0
Current portion of long-term related party payable	91.7	108.3
Related party revolving credit facility	0	125.9
Trade accounts payable and accruals	90.2	80.0
Deferred mobilization revenue – short-term	14.9	20.3
Related party payable	614.3	292.1
Other current liabilities	50.0	27.5
Total current liabilities	919.4	654.1
Non-current liabilities
Long-term interest bearing debt	2,180.8	0
Long-term related party payable	709.1	1,826.4
Related party loan notes	100.0	299.9
Deferred mobilization revenue – long-term	34.7	37.6
Total non-current liabilities	3,024.6	2,163.9
Members' Capital:
Common unitholders (57,994,550 units issued and outstanding as of March 31, 2014 (December 31, 2013 : 44,400,563))	675.5	280.2
Subordinated unitholders (16,543,350 units issued and outstanding as of March 31, 2014 (December 31, 2013 : 16,543,350))	16.3	18.8
Seadrill Member Interest	1.1	0
Total members’ capital	692.9	299.0
Non-controlling interest	1,076.4	955.6
Total equity	1,769.3	1,254.6
Total liabilities and equity	$ 5,713.3	$ 4,072.6